Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 92,922,691
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.053
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		17,225,537
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.041
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		(855,314)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.020
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		(22,592,684)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.026
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		86,700,230
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.058
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		25,556,792
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.016
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		(46,579,478)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.071
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		(14,595,214)
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		0.051
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		51,082,330
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18		0.027
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19		51,082,330
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20		0.027
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	58,441,729
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.026
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	6,924,979
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.017
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	65,366,708
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.025
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 65,366,708
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.025